Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Dividends Declared

All figures in £ millions	2024	2023	2022
Final paid in respect of prior year 15.7p (2023: 14.9p; 2022: 14.2p)	107	106	107

Interim paid in respect of current year 7.4p (2023: 7.0p; 2022: 6.6p)	49	49	49
	156	155	156